Deposits paid for acquisition of subsidiaries (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Mar. 07, 2016	Dec. 22, 2015
Boca International Limited [Member]
Business Acquisition [Line Items]
Maximum percentage of new shares company offered as consideration for acquisition		19.90%
Cash		$ 52,000
Boca International Limited [Member] | Subsequent Events [Member]
Business Acquisition [Line Items]
Fair value of shares issued			$ 3.51
Boca International Limited [Member] | Subsequent Events [Member] | Scenario, Forecast [Member]
Business Acquisition [Line Items]
Shares issued for acquisition	1,162,305
Sola Green Technologies Limited [Member]
Business Acquisition [Line Items]
Cash		$ 34,000
Total purchase price agreed to in the form of cash or ordinary shares				$ 40,000